Expense Example	Eaton Vance Focused Growth Opportunities Fund Class A 1 Year	Eaton Vance Focused Growth Opportunities Fund Class A 3 Years	Eaton Vance Focused Growth Opportunities Fund Class A 5 Years	Eaton Vance Focused Growth Opportunities Fund Class A 10 Years	Eaton Vance Focused Growth Opportunities Fund Class C 1 Year	Eaton Vance Focused Growth Opportunities Fund Class C 3 Years	Eaton Vance Focused Growth Opportunities Fund Class C 5 Years	Eaton Vance Focused Growth Opportunities Fund Class C 10 Years	Eaton Vance Focused Growth Opportunities Fund Class I 1 Year	Eaton Vance Focused Growth Opportunities Fund Class I 3 Years	Eaton Vance Focused Growth Opportunities Fund Class I 5 Years	Eaton Vance Focused Growth Opportunities Fund Class I 10 Years	Eaton Vance Focused Value Opportunities Fund Class A 1 Year	Eaton Vance Focused Value Opportunities Fund Class A 3 Years	Eaton Vance Focused Value Opportunities Fund Class A 5 Years	Eaton Vance Focused Value Opportunities Fund Class A 10 Years	Eaton Vance Focused Value Opportunities Fund Class C 1 Year	Eaton Vance Focused Value Opportunities Fund Class C 3 Years	Eaton Vance Focused Value Opportunities Fund Class C 5 Years	Eaton Vance Focused Value Opportunities Fund Class C 10 Years	Eaton Vance Focused Value Opportunities Fund Class I 1 Year	Eaton Vance Focused Value Opportunities Fund Class I 3 Years	Eaton Vance Focused Value Opportunities Fund Class I 5 Years	Eaton Vance Focused Value Opportunities Fund Class I 10 Years
USD ($)	623	830	1,054	1,696	279	554	954	1,875	78	243	422	942	621	830	1,056	1,705	277	554	956	1,884	76	243	425	951